DESCRIPTION OF THE PLAN - Administrative Expenses, Revenue Sharing Program (Details) - Precision Strip Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Interest income from Fidelity	$ 38,778
Recordkeeping and other Fidelity fees	104,143
Administrative expenses offset by suspense account	$ 63,576